Short Term And Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Corporate debentures	$201,301	$347,114	$3,089	$3,402	$1,556	$1,189	$202,834	$349,327
U.S. Treasuries	18,302	18,075	1,180	873	-	-	19,482	18,948
U.S. Government agency debentures	10,709	32,996	40	40	1	51	10,748	32,985
Israeli Treasury Bills	124,679	152,451	388	5	-	44	125,067	152,412

	$354,991	$550,636	$4,697	$4,320	$1,557	$1,284	$358,131	$553,672

Scheduled Maturities Of Available-For-Sale Marketable Securities

	Amortized	Estimated
	cost	fair value

Due within one year	$143,600	$143,995
Due after one year through five years	211,391	214,136

	$354,991	$358,131